Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Large Cap Growth Fund
April 30, 2022
ZLG-NPRT3-0622
1.9881572.105
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.9%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. (a)	501	4,041
Starry, Inc.	3,359	25,666
		29,707
Entertainment - 1.0%
Bilibili, Inc. ADR (b)	5,311	129,270
Endeavor Group Holdings, Inc. (b)	1,882	42,816
Netflix, Inc. (b)	2,039	388,144
Sea Ltd. ADR (b)	2,759	228,335
Universal Music Group NV	1,124	26,084
		814,649
Interactive Media & Services - 12.9%
Alphabet, Inc. Class A (b)	2,786	6,358,181
Meta Platforms, Inc. Class A (b)	17,862	3,580,795
Snap, Inc. Class A (b)	28,366	807,296
Zoominfo Technologies, Inc. (b)	863	40,906
		10,787,178
TOTAL COMMUNICATION SERVICES		11,631,534
CONSUMER DISCRETIONARY - 27.5%
Automobiles - 5.1%
Neutron Holdings, Inc. (a)(b)(c)	9,174	313
Rad Power Bikes, Inc. (a)(b)(c)	1,815	13,014
Rivian Automotive, Inc.	305	9,223
Rivian Automotive, Inc.	6,096	182,500
Tesla, Inc. (b)	4,558	3,968,924
XPeng, Inc. ADR (b)	3,315	81,582
		4,255,556
Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc. Class A (b)	6,459	989,583
Booking Holdings, Inc. (b)	91	201,138
Caesars Entertainment, Inc. (b)	3,972	263,264
Chipotle Mexican Grill, Inc. (b)	178	259,099
Dutch Bros, Inc.	831	39,697
Expedia, Inc. (b)	768	134,208
Hilton Worldwide Holdings, Inc.	1,802	279,833
Marriott International, Inc. Class A	2,316	411,136
MGM Resorts International	1,269	52,080
Penn National Gaming, Inc. (b)	11,371	415,837
Sonder Holdings, Inc.	775	3,306
Sonder Holdings, Inc.:
rights (b)(c)	23	49
rights (b)(c)	22	37
rights (b)(c)	22	30
rights (b)(c)	22	24
rights (b)(c)	21	18
rights (b)(c)	21	15
Sweetgreen, Inc.	3,497	89,698
Sweetgreen, Inc. Class A	923	24,921
		3,163,973
Household Durables - 0.0%
D.R. Horton, Inc.	119	8,281
Lennar Corp. Class A	113	8,643
		16,924
Internet & Direct Marketing Retail - 9.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	1,622	157,480
Amazon.com, Inc. (b)	2,660	6,611,776
BARK, Inc. (a)	2,983	9,217
Deliveroo PLC Class A (b)(d)	7,974	11,021
FSN E-Commerce Ventures Private Ltd. (a)(b)	30,000	564,475
JD.com, Inc.:
Class A	119	3,710
sponsored ADR	2,891	178,259
Pinduoduo, Inc. ADR (b)	4,284	184,598
Wayfair LLC Class A (b)	2,045	157,342
Zomato Ltd. (a)(b)	46,900	41,769
		7,919,647
Multiline Retail - 1.0%
Dollar Tree, Inc. (b)	3,411	554,117
Nordstrom, Inc.	2,843	73,065
Ollie's Bargain Outlet Holdings, Inc. (b)	1,964	94,370
Target Corp.	323	73,854
		795,406
Specialty Retail - 4.1%
American Eagle Outfitters, Inc. (e)	20,868	315,315
Aritzia, Inc. (b)	642	22,863
Burlington Stores, Inc. (b)	1,278	260,150
Carvana Co. Class A (b)	3,554	205,990
Dick's Sporting Goods, Inc.	734	70,772
Fanatics, Inc. Class A (a)(c)	3,099	210,236
Five Below, Inc. (b)	1,673	262,828
Floor & Decor Holdings, Inc. Class A (b)	1,252	99,809
JD Sports Fashion PLC	13,783	22,710
Lowe's Companies, Inc.	4,545	898,683
RH (b)	960	322,675
TJX Companies, Inc.	6,121	375,095
Victoria's Secret & Co. (b)	4,082	192,344
Warby Parker, Inc. (b)(e)	7,641	177,959
		3,437,429
Textiles, Apparel & Luxury Goods - 4.0%
Capri Holdings Ltd. (b)	9,427	449,668
Crocs, Inc. (b)	3,647	242,270
Deckers Outdoor Corp. (b)	2,004	532,563
Hermes International SCA	20	24,661
lululemon athletica, Inc. (b)	3,655	1,296,173
LVMH Moet Hennessy Louis Vuitton SE	155	100,306
Moncler SpA	990	51,573
NIKE, Inc. Class B	4,370	544,939
On Holding AG	3,741	93,413
PVH Corp.	615	44,760
		3,380,326
TOTAL CONSUMER DISCRETIONARY		22,969,261
CONSUMER STAPLES - 1.0%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (b)	243	91,125
Celsius Holdings, Inc. (b)	5,482	285,064
The Coca-Cola Co.	161	10,402
		386,591
Food & Staples Retailing - 0.4%
Albertsons Companies, Inc.	1,898	59,369
BJ's Wholesale Club Holdings, Inc. (b)	1,156	74,389
Blink Health LLC Series A1 (a)(b)(c)	99	3,209
Performance Food Group Co. (b)	965	47,526
Sysco Corp.	776	66,332
U.S. Foods Holding Corp. (b)	964	36,266
		287,091
Food Products - 0.0%
Sovos Brands, Inc.	565	8,532
The Real Good Food Co., Inc.	500	3,580
The Real Good Food Co., Inc. Class A	2,969	21,045
		33,157
Household Products - 0.1%
Procter & Gamble Co.	556	89,266
Tobacco - 0.0%
JUUL Labs, Inc. Class A (a)(b)(c)	217	8,693
TOTAL CONSUMER STAPLES		804,798
ENERGY - 3.5%
Energy Equipment & Services - 0.2%
Halliburton Co.	2,766	98,525
U.S. Silica Holdings, Inc. (b)	1,435	26,662
		125,187
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (b)	271	9,539
Cenovus Energy, Inc. (Canada)	3,090	57,126
Cheniere Energy, Inc.	517	70,214
Denbury, Inc. (b)	1,640	104,927
Devon Energy Corp.	2,686	156,245
Diamondback Energy, Inc.	2,326	293,611
EOG Resources, Inc.	2,302	268,782
EQT Corp.	149	5,923
Equinor ASA	761	25,721
Exxon Mobil Corp.	1,363	116,196
Hess Corp.	3,226	332,504
Imperial Oil Ltd.	176	8,861
Marathon Oil Corp.	3,646	90,858
Occidental Petroleum Corp.	1,374	75,694
Phillips 66 Co.	1,516	131,528
Pioneer Natural Resources Co.	1,148	266,876
Reliance Industries Ltd.	14,440	522,564
Reliance Industries Ltd. sponsored GDR (d)	697	49,842
Valero Energy Corp.	1,755	195,647
		2,782,658
TOTAL ENERGY		2,907,845
FINANCIALS - 0.8%
Banks - 0.2%
Kotak Mahindra Bank Ltd. (b)	733	16,978
Wells Fargo & Co.	3,729	162,696
		179,674
Consumer Finance - 0.6%
American Express Co.	2,600	454,246
Diversified Financial Services - 0.0%
Ant International Co. Ltd. Class C (a)(b)(c)	3,606	5,878
Berkshire Hathaway, Inc. Class B (b)	87	28,086
		33,964
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	365	10,518
TOTAL FINANCIALS		678,402
HEALTH CARE - 4.0%
Biotechnology - 0.9%
ADC Therapeutics SA (b)	696	8,192
Alnylam Pharmaceuticals, Inc. (b)	837	111,681
Arcutis Biotherapeutics, Inc. (b)	691	13,951
Argenx SE ADR (b)	108	31,031
Ascendis Pharma A/S sponsored ADR (b)	382	34,865
Avidity Biosciences, Inc. (b)	300	4,290
BioNTech SE ADR (b)	252	34,973
Cerevel Therapeutics Holdings (b)	999	29,251
Day One Biopharmaceuticals, Inc. (b)	1,448	12,337
Erasca, Inc.	756	5,504
Generation Bio Co. (b)	1,151	7,286
Horizon Therapeutics PLC (b)	1,504	148,234
Instil Bio, Inc. (b)	1,340	9,474
Karuna Therapeutics, Inc. (b)	173	19,283
Regeneron Pharmaceuticals, Inc. (b)	186	122,594
Relay Therapeutics, Inc. (b)	546	13,011
Vertex Pharmaceuticals, Inc. (b)	324	88,523
Verve Therapeutics, Inc.	1,100	16,412
Xencor, Inc. (b)	200	4,996
		715,888
Health Care Equipment & Supplies - 0.8%
Axonics Modulation Technologies, Inc. (b)	1,021	52,908
Boston Scientific Corp. (b)	849	35,751
DexCom, Inc. (b)	636	259,857
Il Makiage Ltd. (a)(c)	24	20,660
Insulet Corp. (b)	526	125,709
Intuitive Surgical, Inc. (b)	152	36,374
Outset Medical, Inc. (b)	559	19,498
Shockwave Medical, Inc. (b)	515	77,832
Tandem Diabetes Care, Inc. (b)	769	74,193
		702,782
Health Care Providers & Services - 0.8%
agilon health, Inc. (b)	1,117	19,849
Alignment Healthcare, Inc. (b)	1,793	17,231
AmerisourceBergen Corp.	97	14,675
Anthem, Inc.	35	17,568
Centene Corp. (b)	509	41,000
Guardant Health, Inc. (b)	1,525	94,093
LifeStance Health Group, Inc.	4,605	31,176
McKesson Corp.	67	20,744
Surgery Partners, Inc. (b)	903	46,197
UnitedHealth Group, Inc.	762	387,515
		690,048
Health Care Technology - 0.0%
Certara, Inc. (b)	800	14,680
MultiPlan Corp. warrants (a)(b)	212	107
		14,787
Life Sciences Tools & Services - 0.3%
Danaher Corp.	574	144,149
ICON PLC (b)	212	47,957
Olink Holding AB ADR (b)	1,504	21,778
Seer, Inc. (b)	924	6,727
Thermo Fisher Scientific, Inc.	98	54,186
		274,797
Pharmaceuticals - 1.2%
Eli Lilly & Co.	1,870	546,283
Intra-Cellular Therapies, Inc. (b)	180	9,110
Nuvation Bio, Inc. (b)	1,450	6,757
Roche Holding AG (participation certificate)	67	24,845
Zoetis, Inc. Class A	2,248	398,458
		985,453
TOTAL HEALTH CARE		3,383,755
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.5%
Airbus Group NV	452	49,481
General Dynamics Corp.	76	17,976
Howmet Aerospace, Inc.	1,684	57,458
L3Harris Technologies, Inc.	107	24,852
Lockheed Martin Corp.	84	36,298
Northrop Grumman Corp.	82	36,031
Raytheon Technologies Corp.	98	9,301
Space Exploration Technologies Corp. Class A (a)(b)(c)	1,000	56,000
The Boeing Co. (b)	901	134,105
		421,502
Airlines - 0.3%
Alaska Air Group, Inc. (b)	739	40,194
Delta Air Lines, Inc. (b)	2,622	112,825
Ryanair Holdings PLC sponsored ADR (b)	1,150	100,418
Southwest Airlines Co. (b)	583	27,238
		280,675
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	3,097	41,345
Construction & Engineering - 0.0%
Fluor Corp. (b)	1,204	29,799
Electrical Equipment - 0.4%
Acuity Brands, Inc.	1,407	242,679
Generac Holdings, Inc. (b)	481	105,522
		348,201
Industrial Conglomerates - 0.2%
General Electric Co.	2,061	153,648
Machinery - 0.2%
Caterpillar, Inc.	43	9,053
Deere & Co.	443	167,255
		176,308
Road & Rail - 3.2%
Avis Budget Group, Inc. (b)	905	242,241
Bird Global, Inc. (a)	4,242	7,636
Bird Global, Inc.	11,663	20,783
Bird Global, Inc.:
rights (b)(c)	452	181
rights (b)(c)	452	90
rights (b)(c)	452	41
Class A (b)	8,020	14,436
Hertz Global Holdings, Inc.	4,937	99,036
Lyft, Inc. (b)	44,288	1,443,789
Uber Technologies, Inc. (b)	26,791	843,381
		2,671,614
Transportation Infrastructure - 0.1%
Delhivery Private Ltd. (a)(c)	5,700	34,385
TOTAL INDUSTRIALS		4,157,477
INFORMATION TECHNOLOGY - 40.3%
Communications Equipment - 0.2%
Arista Networks, Inc. (b)	1,227	141,804
Electronic Equipment & Components - 0.0%
II-VI, Inc. (b)	365	22,342
IT Services - 2.2%
Block, Inc. Class A (b)	1,161	115,566
Flywire Corp. (b)	2,149	65,566
MasterCard, Inc. Class A	2,242	814,698
MongoDB, Inc. Class A (b)	257	91,217
Okta, Inc. (b)	1,933	230,626
PayPal Holdings, Inc. (b)	102	8,969
Shift4 Payments, Inc. (b)	1,755	92,067
Twilio, Inc. Class A (b)	3,355	375,156
Visa, Inc. Class A	486	103,581
		1,897,446
Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. (b)	4,129	353,112
ASML Holding NV	95	53,558
Cirrus Logic, Inc. (b)	1,357	102,861
GlobalFoundries, Inc.	4,567	238,808
Lam Research Corp.	153	71,261
Marvell Technology, Inc.	34,701	2,015,434
NVIDIA Corp.	26,757	4,962,621
NXP Semiconductors NV	5,707	975,326
onsemi (b)	3,363	175,246
Synaptics, Inc. (b)	267	39,633
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,213	112,724
Teradyne, Inc.	1,959	206,596
Wolfspeed, Inc. (b)	464	42,553
		9,349,733
Software - 12.4%
Atlassian Corp. PLC (b)	330	74,194
Cadence Design Systems, Inc. (b)	400	60,340
Confluent, Inc.	1,486	46,423
Coupa Software, Inc. (b)	1,276	110,119
Crowdstrike Holdings, Inc. (b)	980	194,785
Datadog, Inc. Class A (b)	398	48,070
DoubleVerify Holdings, Inc. (b)	350	7,613
EngageSmart, Inc.	2,843	59,362
Epic Games, Inc. (a)(b)(c)	9	8,370
HashiCorp, Inc. (e)	567	26,694
HubSpot, Inc. (b)	443	168,087
Intuit, Inc.	979	409,956
Microsoft Corp.	29,481	8,181,567
Qualtrics International, Inc. (b)	1,827	33,873
Riskified Ltd. Class A (d)	125	654
Salesforce.com, Inc. (b)	3,658	643,589
Samsara, Inc.	1,858	22,928
ServiceNow, Inc. (b)	226	108,051
Stripe, Inc. Class B (a)(b)(c)	400	12,820
Tanium, Inc. Class B (a)(b)(c)	131	1,546
Zoom Video Communications, Inc. Class A (b)	1,851	184,304
		10,403,345
Technology Hardware, Storage & Peripherals - 14.3%
Apple, Inc.	75,739	11,940,254
TOTAL INFORMATION TECHNOLOGY		33,754,924
MATERIALS - 1.4%
Chemicals - 1.0%
Cabot Corp.	764	50,309
CF Industries Holdings, Inc.	1,653	160,060
Corteva, Inc.	21	1,211
Nutrien Ltd.	3,582	351,996
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	235	17,343
The Mosaic Co.	3,815	238,132
		819,051
Metals & Mining - 0.4%
ArcelorMittal SA Class A unit GDR	2,576	75,322
Freeport-McMoRan, Inc.	6,237	252,910
Glencore Xstrata PLC	1,414	8,713
		336,945
TOTAL MATERIALS		1,155,996
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork, Inc. (b)	15,231	106,769
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (d)	176	19,471
PG&E Corp. (b)	1,476	18,671
Southern Co.	287	21,063
		59,205
Multi-Utilities - 0.0%
Sempra Energy	186	30,013
TOTAL UTILITIES		89,218
TOTAL COMMON STOCKS (Cost $58,354,514)		81,639,979

Preferred Stocks - 2.0%
	Shares	Value ($)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series E(a)(c)	103	4,084
Series F(a)(c)	1,044	41,395
		45,479
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	237	1,699
Series C(a)(b)(c)	931	6,675
Series D(a)(c)	2,100	15,057
		23,431
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)	17	9,361

Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc.:
Series G(a)(b)(c)	400	134,836
Series H(a)(c)	235	79,216
Instacart, Inc.:
Series H(a)(b)(c)	461	29,896
Series I(a)(b)(c)	272	17,639
		261,587
Textiles, Apparel & Luxury Goods - 0.1%
Algolia SAS Series D (a)(c)	624	18,249
CelLink Corp. Series D (a)(c)	1,546	32,194
		50,443
TOTAL CONSUMER DISCRETIONARY		344,822

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blink Health LLC Series C (a)(b)(c)	241	7,811

Food Products - 0.0%
AgBiome LLC Series C (a)(b)(c)	557	3,286
Bowery Farming, Inc. Series C1 (a)(c)	378	16,670
		19,956
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	127	5,088

TOTAL CONSUMER STAPLES		32,855

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
ABL Space Systems:
Series B(a)(b)(c)	629	42,770
Series B2(a)(c)	331	22,507
Relativity Space, Inc. Series E (a)(c)	5,798	123,729
Space Exploration Technologies Corp. Series N (a)(b)(c)	126	70,560
		259,566
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)	231	23,832

TOTAL INDUSTRIALS		283,398

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Meesho Series F (a)(c)	1,300	99,674
Xsight Labs Ltd. Series D (a)(b)(c)	2,700	20,196
		119,870
Electronic Equipment & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	24,030	26,642
Menlo Micro, Inc. Series C (a)(c)	9,500	9,999
		36,641
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	544	69,670
Yanka Industries, Inc. Series F (a)(c)	1,183	24,689
		94,359
Semiconductors & Semiconductor Equipment - 0.1%
Astera Labs, Inc. Series C (a)(c)	3,700	11,211
GaN Systems, Inc.:
Series F1(a)(c)	1,539	10,327
Series F2(a)(c)	813	5,455
SiMa.ai Series B (a)(c)	6,600	46,800
		73,793
Software - 0.3%
Bolt Technology OU Series E (a)(c)	395	95,842
Databricks, Inc.:
Series G(a)(b)(c)	284	47,527
Series H(a)(c)	217	36,315
Mountain Digital, Inc. Series D (a)(c)	1,221	28,041
Nuvia, Inc. Series B (a)(b)	2,764	2,259
Skyryse, Inc. Series B (a)(c)	1,300	32,084
Stripe, Inc. Series H (a)(b)(c)	200	6,410
Tenstorrent, Inc. Series C1 (a)(c)	200	11,256
		259,734
TOTAL INFORMATION TECHNOLOGY		584,397

MATERIALS - 0.2%
Metals & Mining - 0.2%
Diamond Foundry, Inc. Series C (a)(b)(c)	5,192	146,311

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Redwood Materials Series C (a)(c)	799	37,875

TOTAL CONVERTIBLE PREFERRED STOCKS		1,475,137
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(b)(c)	26,100	890
Series 1D(a)(b)(c)	58,561	1,997
Waymo LLC Series A2 (a)(b)(c)	127	11,649
		14,536
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series E (a)	2,926	133,766

TOTAL CONSUMER DISCRETIONARY		148,302

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (a)(c)	1,661	31,592

TOTAL NONCONVERTIBLE PREFERRED STOCKS		179,894
TOTAL PREFERRED STOCKS (Cost $1,565,247)		1,655,031

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
0% 10/27/25 (a)(c)(g)	46,400	44,437
4% 5/22/27 (a)(c)	5,000	6,855
4% 6/12/27 (a)(c)	3,170	4,346
		55,638
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ZKH Group Ltd. 8% 12/23/22 (a)(c)	26,509	26,509
TOTAL CONVERTIBLE BONDS (Cost $81,079)		82,147

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (a)(c)	10,231	10,231
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (a)(c)(h)	36,074	36,074
Software - 0.0%
Tenstorrent, Inc. 0% (a)(c)(h)	10,000	10,000
TOTAL PREFERRED SECURITIES (Cost $56,305)		56,305

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (i)	463,584	463,676
Fidelity Securities Lending Cash Central Fund 0.32% (i)(j)	520,933	520,985
TOTAL MONEY MARKET FUNDS (Cost $984,661)		984,661

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $61,041,806)	84,418,123
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(763,286)
NET ASSETS - 100.0%	83,654,837

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,795,852 or 3.3% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,988 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	28,327
ABL Space Systems Series B2	10/22/21	22,507
AgBiome LLC Series C	6/29/18	3,528
Algolia SAS Series D	7/23/21	18,249
Ant International Co. Ltd. Class C	5/16/18	13,745
Astera Labs, Inc. Series C	8/24/21	12,439
BARK, Inc.	12/17/20	29,830
Beta Technologies, Inc. Series A	4/09/21	16,925
Bird Global, Inc.	5/11/21	42,420
Blink Health LLC Series A1	12/30/20	2,682
Blink Health LLC Series C	11/07/19 - 7/14/21	9,200
Bolt Technology OU Series E	1/03/22	102,620
Bowery Farming, Inc. Series C1	5/18/21	22,774
ByteDance Ltd. Series E1	11/18/20	59,608
CelLink Corp. Series D	1/20/22	32,194
Circle Internet Financial Ltd. Series E	5/11/21	47,500
Databricks, Inc. Series G	2/01/21	50,372
Databricks, Inc. Series H	8/31/21	47,838
Delhivery Private Ltd.	5/20/21	27,823
Diamond Foundry, Inc. Series C	3/15/21	124,608
Discord, Inc. Series I	9/15/21	9,361
Enevate Corp. Series E	1/29/21	26,642
Enevate Corp. 0% 1/29/23	1/29/21	10,231
Epic Games, Inc.	7/30/20	5,175
Fanatics, Inc. Class A	8/13/20 - 12/15/21	121,928
FSN E-Commerce Ventures Private Ltd.	10/07/20	82,628
GaN Systems, Inc. Series F1	11/30/21	13,051
GaN Systems, Inc. Series F2	11/30/21	6,894
GaN Systems, Inc. 0%	11/30/21	36,074
GoBrands, Inc. Series G	3/02/21	99,887
GoBrands, Inc. Series H	7/22/21	91,295
Gupshup, Inc.	6/08/21	37,979
Il Makiage Ltd.	1/06/22	20,660
Instacart, Inc. Series H	11/13/20	27,660
Instacart, Inc. Series I	2/26/21	34,000
JUUL Labs, Inc. Class A	12/20/17 - 7/06/18	5,804
JUUL Labs, Inc. Series E	12/20/17 - 7/06/18	3,263
Meesho Series F	9/21/21	99,674
Menlo Micro, Inc. Series C	2/09/22	12,592
Mountain Digital, Inc. Series D	11/05/21	28,041
MultiPlan Corp. warrants	10/08/20	0
Neutron Holdings, Inc.	2/04/21	92
Neutron Holdings, Inc. Series 1C	7/03/18	4,772
Neutron Holdings, Inc. Series 1D	1/25/19	14,201
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	46,400
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	5,000
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	3,170
Nuvia, Inc. Series B	3/16/21	2,259
Rad Power Bikes, Inc.	1/21/21	8,755
Rad Power Bikes, Inc. Series A	1/21/21	1,143
Rad Power Bikes, Inc. Series C	1/21/21	4,491
Rad Power Bikes, Inc. Series D	9/17/21	20,126
Reddit, Inc. Series E	5/18/21	4,375
Reddit, Inc. Series F	8/11/21	64,513
Redwood Materials Series C	5/28/21	37,875
Relativity Space, Inc. Series E	5/27/21	132,398
SiMa.ai Series B	5/10/21	33,841
Skyryse, Inc. Series B	10/21/21	32,084
Space Exploration Technologies Corp. Class A	2/16/21	41,999
Space Exploration Technologies Corp. Series N	8/04/20	34,020
Starry Group Holdings, Inc.	10/06/21	3,758
Stripe, Inc. Class B	5/18/21	16,051
Stripe, Inc. Series H	3/15/21	8,025
Tanium, Inc. Class B	4/21/17	650
Tenstorrent, Inc. Series C1	4/23/21	11,891
Tenstorrent, Inc. 0%	4/23/21	10,000
Waymo LLC Series A2	5/08/20	10,905
Xsight Labs Ltd. Series D	2/16/21	21,589
Yanka Industries, Inc. Series F	4/08/21	37,710
ZKH Group Ltd. 8% 12/23/22	2/24/22	26,509
Zomato Ltd.	12/09/20 - 2/10/21	33,690

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	2,415,701	11,267,637	13,219,662	300	-	-	463,676	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	353,805	8,284,787	8,117,607	6,690	-	-	520,985	0.0%
Total	2,769,506	19,552,424	21,337,269	6,990	-	-	984,661

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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